Securities (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 security	Dec. 31, 2012	Dec. 31, 2011
Securities pledged to secure public deposits	$ 100,870,000	$ 81,301,000
Federal Reserve Bank Of Cleveland Stock	1,451,000	1,448,000
Gross gains realized from sales of securities available-for-sale	321,000	311,000	149,000
Available for sale securities income tax provision	109,000	106,000	51,000
Gross realized losses from sales of securities available-for-sale	28,000	0	0
Available-for-sale Securities, Income Tax Expense on Change in Unrealized Holding Gain (Loss)	10,000
Securities in an unrealized loss position	113
Securities in an unrealized loss position for 12 months or more	17
Recognized impairment	2,714,000	596,000	394,000
Settlement with issuer realized loss	16,000
Federal Home Loan Bank Of Cincinnati [Member]
Federal Home Loan Bank Stock	$ 3,392,000	$ 2,551,000